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                              UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549


                               FORM 24F-2
                   ANNUAL NOTICE OF SECURITIES SOLD
                        PURSUANT TO RULE 24F-2

           Read instructions at end of Form before preparing Form.



1.   Name and address of issuer:

               Midas Fund, Inc.
               11 Hanover Square, New York, NY 10005



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): O



3.   Investment Company Act File Number:     811-4316


     Securities Act File Number:             2-98229



4(a) Last day of fiscal year for which this Form is filed:  12/31/05



4(b)    [] Check  box if this  Form is being  filed  late  (i.e.  more  than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c)    [] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year pursuant to
           section 24(f):                                            $10,066,256
                                                                     -----------

     (ii)  Aggregate price of securities redeemed
           or repurchased during the fiscal year:                  $(12,778,334)
                                                                   -------------

     (iii) Aggregate  price of securities  redeemed
           or repurchased during any prior  fiscal
           year  ending no earlier  than October  11,
           1995  that  were not  previously  used to
           reduce registration fees payable to the
           Commission:                                            $(120,811,881)
                                                                  --------------

     (iv)  Total available redemption credits [add
           Items 5(ii) and 5(iii):                                $(133,590,215)
                                                                  --------------

     (v)   Net sales -- if Item 5(i) is  greater
           than Item 5(iv)[subtract Item 5(iv)from Item 5(i)]:              $N/A
                                                                    ------------

     (vi)  Redemption  credits  available  for use
           in future years -- if Item 5(i) is less
           than Item 5(iv) [subtract Item 5(iv) from
           Item 5(i)]:                                            $(123,523,959)
                                                                  --------------


     (vii) Multiplier for determining registration
           fee (See Instruction C.9):                                   X.000278
                                                                      ----------

     (viii)Registration  fee due [multiply  Item 5(v)
           by Item 5(vii)] (enter "0" if no fee is due):                     =$0
                                                                      ----------



6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.


7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):     +$ N/A

8. Total of the amount of the registration fee due plus any interest due[line 5(viii) plus line 7]:
                                    =$0
                                    ----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

       [ ]  Wire Transfer

       [ ]  Mail or other means

                                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John F. Ramirez
                            ----------------------------
                            John F. Ramirez, Chief Compliance Officer


Date    March 30, 2006

        *Please print the name and title of the signing officer below the signature.